FINANCE EXPENSE - NET (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Finance expense:
Long-term debt (other than lease liabilities)	$ 141.6	$ 104.1
Lease liabilities	18.3	16.0
Royalty obligations	10.9	11.9
Employee benefits obligations (Note 19)	3.3	5.3
Other	24.9	13.2
Borrowing costs capitalized	(7.9)	(7.1)
Finance expense	191.1	143.4
Finance income:
Loans and investment in finance leases	(10.3)	(9.1)
Other	(3.1)	(3.7)
Finance income	(13.4)	(12.8)
Finance expense – net	$ 177.7	$ 130.6